Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
The Plan has evaluated subsequent events through June 24, 2026, the date the financial statements were issued, and determined that no subsequent events occurred that require adjustments to, or disclosure in, the financial statements.